Schedule III - Real Estate Assets and Accumulated Depreciation (FY)	12 Months Ended
Dec. 31, 2017
SEC Schedule III, Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III-Real Estate Assets and Accumulated Depreciation

SCHEDULE III—REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION
As of December 31, 2017
(in thousands)
			Initial Cost(1)		Cost Capitalized Subsequent to Acquisition	Gross Amount Carried at End of Period(2)(3)
Property Name	City, State	Encumbrances	Land and Improvements	Buildings and Improvements		Land and Improvements	Buildings and Improvements	Total	Accumulated Depreciation	Date Constructed/ Renovated	Date Acquired
Lakeside Plaza	Salem, VA	$—	$3,344	$5,247	$254	$3,398	$5,447	$8,845	$2,079	1988	12/10/2010
Snow View Plaza	Parma, OH	—	4,104	6,432	467	4,293	6,710	11,003	2,923	1981/2008	12/15/2010
St. Charles Plaza	Haines City, FL	—	4,090	4,399	212	4,105	4,596	8,701	2,093	2007	6/10/2011
Centerpoint	Easley, SC	—	2,404	4,361	960	2,749	4,976	7,725	1,680	2002	10/14/2011
Southampton Village	Tyrone, GA	—	2,670	5,176	901	2,826	5,921	8,747	1,917	2003	10/14/2011
Burwood Village Center	Glen Burnie, MD	—	5,447	10,167	356	5,584	10,386	15,970	3,623	1971	11/9/2011
Cureton Town Center	Waxhaw, NC	—	5,896	6,197	974	5,655	7,412	13,067	2,729	2006	12/29/2011
Tramway Crossing	Sanford, NC	—	2,016	3,070	639	2,314	3,411	5,725	1,373	1996/2000	2/23/2012
Westin Centre	Fayetteville, NC	—	2,190	3,499	555	2,438	3,806	6,244	1,463	1996/1999	2/23/2012
The Village at Glynn Place	Brunswick, GA	—	5,202	6,095	388	5,268	6,417	11,685	2,994	1996	4/27/2012
Meadowthorpe Shopping Center	Lexington, KY	—	4,093	4,185	492	4,380	4,390	8,770	1,692	1989/2008	5/9/2012
New Windsor Marketplace	Windsor, CO	—	3,867	1,329	443	4,038	1,601	5,639	837	2003	5/9/2012
Vine Street Square	Kissimmee, FL	—	7,049	5,618	368	7,076	5,959	13,035	2,355	1996/2011	6/4/2012
Northtowne Square	Gibsonia, PA	—	2,844	7,210	598	3,330	7,322	10,652	3,047	1993	6/19/2012
Brentwood Commons	Bensenville, IL	—	6,106	8,025	886	6,145	8,872	15,017	2,693	1981/2001	7/5/2012
Sidney Towne Center	Sidney, OH	—	1,430	3,802	1,193	1,953	4,472	6,425	1,752	1981/2007	8/2/2012
Broadway Plaza	Tucson, AZ	6,198	4,979	7,169	1,008	5,433	7,723	13,156	2,660	1982-1995	8/13/2012
Richmond Plaza	Augusta, GA	—	7,157	11,244	1,357	7,433	12,325	19,758	4,010	1980/2009	8/30/2012
Publix at Northridge	Sarasota, FL	—	5,671	5,632	350	5,753	5,900	11,653	1,845	2003	8/30/2012
Baker Hill Center	Glen Ellyn, IL	—	7,068	13,737	1,240	7,229	14,816	22,045	3,957	1998	9/6/2012
New Prague Commons	New Prague, MN	—	3,248	6,605	146	3,360	6,639	9,999	1,858	2008	10/12/2012
Brook Park Plaza	Brook Park, OH	947	2,545	7,594	548	2,737	7,950	10,687	2,389	2001	10/23/2012
Heron Creek Towne Center	North Port, FL	—	4,062	4,082	168	4,102	4,210	8,312	1,388	2001	12/17/2012
Quartz Hill Towne Centre	Lancaster, CA	—	6,352	13,529	301	6,482	13,700	20,182	3,385	1991/2012	12/26/2012
Hilfiker Square	Salem, OR	—	2,455	4,750	50	2,498	4,757	7,255	1,089	1984/2011	12/28/2012
Village One Plaza	Modesto, CA	—	5,166	18,752	486	5,223	19,181	24,404	3,896	2007	12/28/2012
Butler Creek	Acworth, GA	—	3,925	6,129	929	4,251	6,732	10,983	1,889	1989	1/15/2013
Fairview Oaks	Ellenwood, GA	—	3,563	5,266	274	3,714	5,389	9,103	1,503	1996	1/15/2013
Grassland Crossing	Alpharetta, GA	—	3,680	5,791	687	3,790	6,368	10,158	1,794	1996	1/15/2013
Hamilton Ridge	Buford, GA	—	4,054	7,168	534	4,163	7,593	11,756	2,047	2002	1/15/2013
Mableton Crossing	Mableton, GA	—	4,426	6,413	932	4,591	7,180	11,771	1,927	1997	1/15/2013
The Shops at Westridge	McDonough, GA	—	2,788	3,901	461	2,807	4,343	7,150	1,239	2006	1/15/2013
Fairlawn Town Centre	Fairlawn, OH	—	10,397	29,005	2,042	10,928	30,516	41,444	8,232	1962/1996	1/30/2013
Macland Pointe	Marietta, GA	—	3,450	5,364	825	3,720	5,919	9,639	1,712	1992	2/13/2013
Murray Landing	Irmo, SC	—	2,927	6,856	1,339	3,160	7,962	11,122	1,730	2003	3/21/2013

SCHEDULE III—REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION
As of December 31, 2017
(in thousands)
			Initial Cost(1)		Cost Capitalized Subsequent to Acquisition	Gross Amount Carried at End of Period(2)(3)
Property Name	City, State	Encumbrances	Land and Improvements	Buildings and Improvements		Land and Improvements	Buildings and Improvements	Total	Accumulated Depreciation	Date Constructed/ Renovated	Date Acquired
Vineyard Center	Tallahassee, FL	—	2,761	4,221	276	2,817	4,441	7,258	1,126	2002	3/21/2013
Kleinwood Center	Spring, TX	—	11,477	18,954	848	11,593	19,686	31,279	4,763	2003	3/21/2013
Lutz Lake Crossing	Lutz, FL	—	2,636	6,601	314	2,719	6,832	9,551	1,483	2002	4/4/2013
Publix at Seven Hills	Spring Hill, FL	—	2,171	5,642	560	2,407	5,966	8,373	1,360	1991/2006	4/4/2013
Hartville Centre	Hartville, OH	—	2,069	3,692	1,335	2,383	4,713	7,096	1,167	1988/2008	4/23/2013
Sunset Center	Corvallis, OR	—	7,933	14,939	647	7,998	15,521	23,519	3,357	1998/2000	5/31/2013
Savage Town Square	Savage, MN	—	4,106	9,409	227	4,230	9,512	13,742	2,144	2003	6/19/2013
Northcross	Austin, TX	—	30,725	25,627	900	30,913	26,339	57,252	5,691	1975/2006/2010	6/24/2013
Glenwood Crossing	Kenosha, WI	—	1,872	9,914	419	1,938	10,267	12,205	1,906	1992	6/27/2013
Pavilions at San Mateo	Albuquerque, NM	—	6,471	18,725	754	6,649	19,301	25,950	3,886	1997	6/27/2013
Shiloh Square	Kennesaw, GA	—	4,685	8,728	1,094	4,804	9,703	14,507	2,025	1996/2003	6/27/2013
Boronda Plaza	Salinas, CA	—	9,027	11,870	424	9,128	12,193	21,321	2,430	2003/2006	7/3/2013
Westwoods Shopping Center	Arvada, CO	—	3,706	11,115	379	3,946	11,254	15,200	2,287	2003	8/8/2013
Paradise Crossing	Lithia Springs, GA	—	2,204	6,064	574	2,360	6,482	8,842	1,341	2000	8/13/2013
Contra Loma Plaza	Antioch, CA	—	2,846	3,926	1,483	3,430	4,825	8,255	881	1989	8/19/2013
South Oaks Plaza	St. Louis, MO	—	1,938	6,634	363	2,020	6,915	8,935	1,338	1969/1987	8/21/2013
Yorktown Centre	Erie, PA	—	3,736	15,395	1,136	3,988	16,279	20,267	3,788	1989/2013	8/30/2013
Stockbridge Commons	Fort Mill, SC	—	4,818	9,281	427	4,910	9,616	14,526	2,015	2003/2012	9/3/2013
Dyer Crossing	Dyer, IN	9,810	6,017	10,214	359	6,148	10,442	16,590	2,178	2004/2005	9/4/2013
East Burnside Plaza	Portland, OR	—	2,484	5,422	83	2,554	5,435	7,989	884	1955/1999	9/12/2013
Red Maple Village	Tracy, CA	—	9,250	19,466	288	9,384	19,620	29,004	3,256	2009	9/18/2013
Crystal Beach Plaza	Palm Harbor, FL	—	2,335	7,918	423	2,400	8,276	10,676	1,553	2010	9/25/2013
CitiCentre Plaza	Carroll, IA	—	770	2,530	251	982	2,569	3,551	605	1991/1995	10/2/2013
Duck Creek Plaza	Bettendorf, IA	—	4,611	13,007	991	5,102	13,507	18,609	2,613	2005/2006	10/8/2013
Cahill Plaza	Inver Grove Heights, MN	—	2,587	5,113	560	2,876	5,384	8,260	1,110	1995	10/9/2013
Pioneer Plaza	Springfield, OR	—	4,948	5,680	456	5,117	5,967	11,084	1,275	1989/2008	10/18/2013
Fresh Market	Normal, IL	—	4,459	17,773	443	4,746	17,929	22,675	2,106	2002	10/22/2013
Courthouse Marketplace	Virginia Beach, VA	—	6,131	8,061	846	6,388	8,650	15,038	1,671	2005	10/25/2013
Hastings Marketplace	Hastings, MN	—	3,980	10,044	273	4,118	10,179	14,297	2,012	2002	11/6/2013
Shoppes of Paradise Lakes	Miami, FL	5,484	5,811	6,019	411	6,037	6,204	12,241	1,409	1999	11/7/2013
Coquina Plaza	Davie, FL	6,715	9,458	11,770	406	9,512	12,122	21,634	2,262	1998	11/7/2013
Butler’s Crossing	Watkinsville, GA	—	1,338	6,682	783	1,395	7,408	8,803	1,422	1997	11/7/2013
Lakewood Plaza	Spring Hill, FL	—	4,495	10,028	655	4,534	10,644	15,178	2,306	1993/1997	11/7/2013

SCHEDULE III—REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION
As of December 31, 2017
(in thousands)
			Initial Cost(1)		Cost Capitalized Subsequent to Acquisition	Gross Amount Carried at End of Period(2)(3)
Property Name	City, State	Encumbrances	Land and Improvements	Buildings and Improvements		Land and Improvements	Buildings and Improvements	Total	Accumulated Depreciation	Date Constructed/ Renovated	Date Acquired
Collington Plaza	Bowie, MD	—	12,207	15,142	540	12,379	15,510	27,889	2,744	1996	11/21/2013
Golden Town Center	Golden, CO	—	7,066	10,166	1,265	7,305	11,192	18,497	2,239	1993/2003	11/22/2013
Northstar Marketplace	Ramsey, MN	—	2,810	9,204	482	2,848	9,648	12,496	1,921	2004	11/27/2013
Bear Creek Plaza	Petoskey, MI	—	5,677	17,611	115	5,737	17,666	23,403	3,398	1998/2009	12/19/2013
Flag City Station	Findlay, OH	—	4,685	9,630	411	4,775	9,951	14,726	2,119	1992	12/19/2013
Southern Hills Crossing	Moraine, OH	—	778	1,481	53	801	1,511	2,312	357	2002	12/19/2013
Sulphur Grove	Huber Heights, OH	—	553	2,142	129	605	2,219	2,824	399	2004	12/19/2013
East Side Square	Springfield, OH	—	394	963	64	407	1,014	1,421	236	2007	12/19/2013
Hoke Crossing	Clayton, OH	—	481	1,059	220	509	1,251	1,760	239	2006	12/19/2013
Town & Country Shopping Center	Noblesville, IN	—	7,360	16,269	266	7,371	16,524	23,895	3,474	1998	12/19/2013
Sterling Pointe Center	Lincoln, CA	—	7,038	20,822	1,101	7,255	21,706	28,961	3,373	2004	12/20/2013
Southgate Shopping Center	Des Moines, IA	—	2,434	8,357	623	2,760	8,654	11,414	1,729	1972/2013	12/20/2013
Arcadia Plaza	Phoenix, AZ	—	5,774	6,904	494	5,901	7,271	13,172	1,400	1980	12/30/2013
Stop & Shop Plaza	Enfield, CT	12,385	8,892	15,028	793	9,202	15,511	24,713	2,939	1988	12/30/2013
Fairacres Shopping Center	Oshkosh, WI	—	3,542	5,190	395	3,776	5,351	9,127	1,303	1992/2013	1/21/2014
Savoy Plaza	Savoy, IL	—	4,304	10,895	448	4,373	11,274	15,647	2,264	1999/2007	1/31/2014
The Shops of Uptown	Park Ridge, IL	—	7,744	16,884	537	7,857	17,308	25,165	2,700	2006	2/25/2014
Chapel Hill North	Chapel Hill, NC	7,196	4,776	10,190	783	5,009	10,740	15,749	2,034	1998	2/28/2014
Winchester Gateway	Winchester, VA	—	9,342	23,468	1,659	9,548	24,921	34,469	4,037	2006	3/5/2014
Stonewall Plaza	Winchester, VA	—	7,929	16,642	605	7,954	17,222	25,176	2,911	2007	3/5/2014
Coppell Market Center	Coppell, TX	12,359	4,869	12,237	89	4,917	12,278	17,195	2,038	2008	3/5/2014
Harrison Pointe	Cary, NC	—	10,006	11,208	422	10,155	11,481	21,636	2,718	2002	3/11/2014
Town Fair Center	Louisville, KY	—	8,108	14,411	2,712	8,339	16,892	25,231	3,162	1988/1994	3/12/2014
Villages at Eagles Landing	Stockbridge, GA	2,096	2,824	5,515	538	2,940	5,937	8,877	1,311	1995	3/13/2014
Towne Centre at Wesley Chapel	Wesley Chapel, FL	—	2,465	5,554	201	2,574	5,646	8,220	1,063	2000	3/14/2014
Dean Taylor Crossing	Suwanee, GA	—	3,903	8,192	181	3,995	8,281	12,276	1,707	2000	3/14/2014
Champions Gate Village	Davenport, FL	—	1,813	6,060	211	1,880	6,204	8,084	1,225	2001	3/14/2014
Goolsby Pointe	Riverview, FL	—	4,131	5,341	284	4,169	5,587	9,756	1,183	2000	3/14/2014
Statler Square	Staunton, VA	7,636	4,108	9,072	743	4,523	9,400	13,923	1,827	1989	3/21/2014
Burbank Plaza	Burbank, IL	—	2,971	4,546	3,110	3,477	7,150	10,627	1,153	1972/1995	3/25/2014
Hamilton Village	Chattanooga, TN	—	11,691	18,968	1,508	12,234	19,933	32,167	3,956	1989	4/3/2014
Waynesboro Plaza	Waynesboro, VA	—	5,597	8,334	102	5,642	8,391	14,033	1,593	2005	4/30/2014
Southwest Marketplace	Las Vegas, NV	—	16,019	11,270	2,064	16,080	13,273	29,353	2,336	2008	5/5/2014

SCHEDULE III—REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION
As of December 31, 2017
(in thousands)
			Initial Cost(1)		Cost Capitalized Subsequent to Acquisition	Gross Amount Carried at End of Period(2)(3)
Property Name	City, State	Encumbrances	Land and Improvements	Buildings and Improvements		Land and Improvements	Buildings and Improvements	Total	Accumulated Depreciation	Date Constructed/ Renovated	Date Acquired
Hampton Village	Taylors, SC	—	5,456	7,254	2,580	5,741	9,549	15,290	1,776	1959/1998	5/21/2014
Central Station	Louisville, KY	—	6,144	6,931	1,451	6,380	8,146	14,526	1,446	2005/2007	5/23/2014
Kirkwood Market Place	Houston, TX	—	5,786	9,697	392	5,897	9,978	15,875	1,607	1979/2008	5/23/2014
Fairview Plaza	New Cumberland, PA	—	2,787	8,500	186	2,879	8,594	11,473	1,343	1992/1999	5/27/2014
Broadway Promenade	Sarasota, FL	—	3,832	6,795	176	3,863	6,940	10,803	1,067	2007	5/28/2014
Townfair Shopping Center	Indiana, PA	14,142	7,007	13,233	1,049	7,190	14,099	21,289	2,421	1995/2010	5/29/2014
Deerwood Lake Commons	Jacksonville, FL	—	2,198	8,878	431	2,290	9,217	11,507	1,400	2003	5/30/2014
Heath Brook Commons	Ocala, FL	—	3,470	8,353	340	3,528	8,635	12,163	1,399	2002	5/30/2014
Park View Square	Miramar, FL	—	5,701	9,303	415	5,737	9,682	15,419	1,547	2003	5/30/2014
St. Johns Commons	Jacksonville, FL	—	1,599	10,387	553	1,731	10,808	12,539	1,620	2003	5/30/2014
West Creek Commons	Coconut Creek, FL	6,079	7,404	12,710	590	7,526	13,178	20,704	1,821	2003	5/30/2014
Lovejoy Village	Jonesboro, GA	—	1,296	7,029	550	1,352	7,523	8,875	1,118	2001	6/3/2014
The Orchards	Yakima, WA	—	5,425	8,743	269	5,596	8,841	14,437	1,480	2002	6/3/2014
Hannaford Plaza	Waltham, MA	—	4,614	7,903	228	4,715	8,030	12,745	1,139	1950/1993	6/23/2014
Shaw’s Plaza Easton	Easton, MA	—	5,520	7,173	412	5,727	7,378	13,105	1,323	1984/2004	6/23/2014
Shaw’s Plaza Hanover	Hanover, MA	—	2,826	5,314	10	2,826	5,324	8,150	855	1994	6/23/2014
Cushing Plaza	Cohasset, MA	—	5,752	14,796	345	6,029	14,864	20,893	2,071	1997	6/23/2014
Lynnwood Place	Jackson, TN	—	3,341	4,826	1,190	3,523	5,834	9,357	1,154	1986/2013	7/28/2014
Battle Ridge Pavilion	Marietta, GA	—	3,124	9,866	296	3,220	10,066	13,286	1,584	1999	8/1/2014
Thompson Valley Towne Center	Loveland, CO	5,912	5,759	17,387	913	5,961	18,098	24,059	2,718	1999	8/1/2014
Lumina Commons	Wilmington, NC	8,296	2,006	11,250	469	2,046	11,679	13,725	1,552	1974/2007	8/4/2014
Driftwood Village	Ontario, CA	—	6,811	12,993	924	7,176	13,552	20,728	2,059	1985	8/7/2014
French Golden Gate	Bartow, FL	—	2,599	12,877	1,278	2,671	14,083	16,754	1,901	1960/2011	8/28/2014
Orchard Square	Washington Township, MI	6,539	1,361	11,550	198	1,427	11,682	13,109	1,727	1999	9/8/2014
Trader Joe’s Center	Dublin, OH	—	2,338	7,922	664	2,520	8,404	10,924	1,314	1986	9/11/2014
Palmetto Pavilion	North Charleston, SC	—	2,509	8,526	494	2,946	8,583	11,529	1,236	2003	9/11/2014
Five Town Plaza	Springfield, MA	—	8,912	19,635	4,719	9,901	23,365	33,266	3,960	1970/2013	9/24/2014
Beavercreek Towne Center	Beavercreek, OH	—	14,055	30,799	413	14,367	30,900	45,267	5,017	1994	10/24/2014
Fairfield Crossing	Beavercreek, OH	—	3,571	10,026	69	3,605	10,061	13,666	1,484	1994	10/24/2014
Grayson Village	Loganville, GA	—	3,952	5,620	404	4,006	5,970	9,976	1,351	2002	10/24/2014
The Fresh Market Commons	Pawleys Island, SC	—	2,442	4,941	76	2,442	5,017	7,459	774	2011	10/28/2014
Claremont Village	Everett, WA	—	5,511	10,544	880	5,741	11,194	16,935	1,633	1994/2012	11/6/2014

SCHEDULE III—REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION
As of December 31, 2017
(in thousands)
			Initial Cost(1)		Cost Capitalized Subsequent to Acquisition	Gross Amount Carried at End of Period(2)(3)
Property Name	City, State	Encumbrances	Land and Improvements	Buildings and Improvements		Land and Improvements	Buildings and Improvements	Total	Accumulated Depreciation	Date Constructed/ Renovated	Date Acquired
Juan Tabo Plaza	Albuquerque, NM	—	2,466	4,568	573	2,592	5,015	7,607	989	1975/1989	11/12/2014
Cherry Hill Marketplace	Westland, MI	—	4,641	10,137	1,934	4,858	11,854	16,712	1,710	1992/2000	12/17/2014
Shoppes at Ardrey Kell	Charlotte, NC	—	6,724	8,150	648	6,850	8,672	15,522	1,459	2008	12/17/2014
Nor'Wood Shopping Center	Colorado Springs, CO	—	5,358	6,684	453	5,429	7,066	12,495	1,216	2003	1/8/2015
Sunburst Plaza	Glendale, AZ	—	3,435	6,041	519	3,527	6,468	9,995	1,204	1970	2/11/2015
Rivermont Station	Alpharetta, GA	2,191	6,876	8,917	714	7,098	9,409	16,507	1,923	1996/2003	2/27/2015
Breakfast Point Marketplace	Panama City Beach, FL	—	5,579	12,051	467	5,769	12,328	18,097	1,661	2009/2010	3/13/2015
Falcon Valley	Lenexa, KS	—	3,131	6,874	215	3,312	6,908	10,220	1,024	2008/2009	3/13/2015
Lake Wales	Lake Wales, FL	—	1,273	2,164	—	1,273	2,164	3,437	323	1998	3/13/2015
Lakeshore Crossing	Gainesville, GA	—	3,857	5,937	32	3,857	5,969	9,826	1,140	1993/1994	3/13/2015
Onalaska	Onalaska, WI	—	2,669	5,648	1	2,670	5,648	8,318	938	1992/1993	3/13/2015
Coronado Center	Santa Fe, NM	—	4,395	16,461	1,573	4,464	17,965	22,429	1,870	1964	5/1/2015
Northwoods Crossing	Taunton, MA	—	10,092	14,437	195	10,230	14,494	24,724	1,826	2003/2010	5/24/2016
Murphy Marketplace	Murphy, TX	—	28,652	33,122	452	28,828	33,398	62,226	2,393	2008/2015	6/24/2016
Harbour Village	Jacksonville, FL	—	5,630	16,727	473	5,910	16,920	22,830	1,005	2006	9/22/2016
Oak Mill Plaza	Niles, IL	1,242	6,843	13,692	689	7,288	13,936	21,224	1,179	1977	10/3/2016
Southern Palms	Tempe, AZ	24,350	10,026	24,346	416	10,279	24,509	34,788	1,659	1982	10/26/2016
Golden Eagle Village	Clermont, FL	7,455	3,068	7,735	230	3,098	7,935	11,033	471	2011	10/27/2016
Georgesville Square	Columbus, OH	—	11,137	19,663	593	11,415	19,978	31,393	1,313	1996	12/15/2016
Atwater Marketplace	Atwater, CA	—	6,116	7,597	357	6,280	7,790	14,070	437	2008	2/10/2017
Rocky Ridge Station	Roseville, CA	22,049	5,449	29,207	215	5,571	29,300	34,871	762	1996	4/18/2017
Greentree Station	Racine, WI	—	2,955	8,718	461	3,244	8,890	12,134	289	1989/1994	5/5/2017
Titusville Station	Titusville, FL	—	3,632	9,133	487	3,828	9,424	13,252	305	1985/2011	6/15/2017
Sierra Station	Corona, CA	7,603	9,011	17,989	701	9,174	18,527	27,701	429	1991	6/20/2017
Hoffman Station	Hoffman Estates, IL	—	8,941	22,871	310	9,160	22,962	32,122	357	1987	9/5/2017
Winter Springs Town Center	Winter Springs, FL	—	4,871	18,892	86	4,943	18,906	23,849	140	2002	10/20/2017
Flynn Crossing Center	Alpharetta, GA	—	6,581	16,075	1	6,582	16,075	22,657	126	2004	10/26/2017
Vaughn's at East North	Greenville, SC	—	1,704	3,077	101	1,704	3,178	4,882	78	1979	10/4/2017
Ashland Junction	Ashland, VA	—	4,987	6,043	107	5,058	6,079	11,137	144	1989	10/4/2017
Barclay Place Shopping Center	Lakeland, FL	—	1,984	7,061	237	2,012	7,270	9,282	122	1989	10/4/2017
Barnwell Plaza	Barnwell, SC	—	1,190	1,883	—	1,190	1,883	3,073	69	1985	10/4/2017
Birdneck Shopping Center	Virginia Beach, VA	—	1,900	3,249	147	1,925	3,371	5,296	63	1987	10/4/2017
Cactus Village	Phoenix, AZ	—	4,313	5,854	199	4,313	6,053	10,366	86	1986	10/4/2017

SCHEDULE III—REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION
As of December 31, 2017
(in thousands)
			Initial Cost(1)		Cost Capitalized Subsequent to Acquisition	Gross Amount Carried at End of Period(2)(3)
Property Name	City, State	Encumbrances	Land and Improvements	Buildings and Improvements		Land and Improvements	Buildings and Improvements	Total	Accumulated Depreciation	Date Constructed/ Renovated	Date Acquired
Centre Stage Shopping Center	Springfield, TN	—	4,746	9,519	55	4,792	9,528	14,320	160	1989	10/4/2017
Civic Center	Cincinnati, OH	—	2,448	1,961	(19)	2,448	1,942	4,390	109	1986	10/4/2017
Countryside Shopping Center	Port Orange, FL	—	2,923	12,288	186	2,949	12,448	15,397	169	1983	10/4/2017
Crossroads Plaza	Asheboro, NC	—	1,722	2,718	69	1,760	2,749	4,509	63	1984	10/4/2017
Dunlop Village	Colonial Heights, VA	—	2,420	4,892	235	2,420	5,127	7,547	78	1987	10/4/2017
Edgecombe Square	Tarboro, NC	—	1,412	2,258	221	1,412	2,479	3,891	82	1990	10/4/2017
Emporia West Plaza	Emporia, KS	—	872	3,380	108	872	3,488	4,360	65	1980/2000	10/4/2017
Fairview Park Plaza	Centralia, IL	—	3,913	12,225	127	3,913	12,352	16,265	353	1969/1998	10/4/2017
Forest Park Square	Cincinnati, OH	—	4,007	5,789	105	4,007	5,894	9,901	121	1988	10/4/2017
Gateway Plaza	Sumter, SC	—	2,330	8,092	13	2,330	8,105	10,435	98	1989	10/4/2017
Geist Centre	Indianapolis, IN	—	3,873	6,760	27	3,873	6,787	10,660	99	1989	10/4/2017
Goshen Station	Goshen, OH	—	1,555	4,616	11	1,561	4,621	6,182	98	1973/2003	10/4/2017
Governors Square	Montgomery, AL	—	6,460	9,772	249	6,460	10,021	16,481	185	1960/2000	10/4/2017
Greenwood West Shopping Center	Greenwood, MS	—	1,224	5,674	105	1,223	5,780	7,003	125	1989	10/4/2017
Guadalupe Plaza	Albuquerque, NM	—	2,920	7,885	47	2,920	7,932	10,852	98	1985	10/4/2017
The Village Shopping Center	Mooresville, IN	—	2,363	8,145	678	2,363	8,823	11,186	133	1965/1997	10/4/2017
Heritage Oaks	Gridley, CA	5,190	2,390	7,404	13	2,390	7,417	9,807	144	1979	10/4/2017
Hickory Plaza	Nashville, TN	5,136	2,927	5,099	4	2,927	5,103	8,030	82	1974/1986	10/4/2017
Highland Fair	Gresham, OR	7,332	3,263	7,912	172	3,264	8,083	11,347	98	1984/1999	10/4/2017
High Point Village	Bellefontaine, OH	—	3,386	7,433	95	3,386	7,528	10,914	172	1988	10/4/2017
Jackson Village	Jackson, KY	—	1,606	6,952	243	1,612	7,189	8,801	149	1985/1996	10/4/2017
Mayfair Village	Hurst, TX	—	15,343	16,439	151	15,343	16,590	31,933	246	1981/2004	10/4/2017
LaPlata Plaza	La Plata, MD	—	8,434	22,838	50	8,456	22,866	31,322	261	2003	10/4/2017
Lafayette Square	Lafayette, IN	7,703	5,387	5,636	40	5,387	5,676	11,063	239	1963/2001	10/4/2017
Landen Square	Maineville, OH	—	2,081	3,462	80	2,081	3,542	5,623	78	1981/2003	10/4/2017
Marion City Square	Marion, NC	—	2,811	6,103	267	2,846	6,335	9,181	164	1987	10/4/2017
Melbourne Village Plaza	Melbourne, FL	—	5,418	7,218	551	5,508	7,679	13,187	191	1987	10/4/2017
Commerce Square	Brownwood, TX	—	6,027	8,267	218	6,027	8,485	14,512	161	1969/2007	10/4/2017
Upper Deerfield Plaza	Bridgeton, NJ	—	5,073	5,770	437	5,073	6,207	11,280	197	1977/1994	10/4/2017
Monfort Heights	Cincinnati, OH	—	2,357	3,545	9	2,357	3,554	5,911	59	1987	10/4/2017
Mountain Park Plaza	Roswell, GA	6,814	6,118	6,637	31	6,118	6,668	12,786	92	1988/2003	10/4/2017
Nordan Shopping Center	Danville, VA	—	1,911	6,691	125	1,911	6,816	8,727	111	1961/2002	10/4/2017
Northside Plaza	Clinton, NC	—	1,406	5,122	467	1,416	5,579	6,995	98	1982	10/4/2017

SCHEDULE III—REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION
As of December 31, 2017
(in thousands)
			Initial Cost(1)		Cost Capitalized Subsequent to Acquisition	Gross Amount Carried at End of Period(2)(3)
Property Name	City, State	Encumbrances	Land and Improvements	Buildings and Improvements		Land and Improvements	Buildings and Improvements	Total	Accumulated Depreciation	Date Constructed/ Renovated	Date Acquired
Page Plaza	Page, AZ	—	2,553	4,277	139	2,559	4,410	6,969	100	1982/1990	10/4/2017
Palmetto Plaza	Sumter, SC	—	2,732	7,193	202	2,739	7,388	10,127	105	1964/2002	10/4/2017
Park Place Plaza	Port Orange, FL	—	2,347	8,303	183	2,370	8,463	10,833	125	1984	10/4/2017
Parkway Station	Warner Robins, GA	—	3,416	5,170	318	3,416	5,488	8,904	110	1982	10/4/2017
Parsons Village	Seffner, FL	5,048	3,465	10,747	128	3,471	10,869	14,340	158	1983/1994	10/4/2017
Portland Village	Portland, TN	—	1,408	5,214	44	1,408	5,258	6,666	83	1984	10/4/2017
Promenade Shopping Center	Jacksonville, FL	—	6,513	6,037	288	6,513	6,325	12,838	209	1990	10/4/2017
Quail Valley Shopping Center	Missouri City, TX	—	2,452	11,396	351	2,452	11,747	14,199	163	1983	10/4/2017
Hillside Salt Lake WAG	Hillside, UT	2,044	691	1,739	—	691	1,739	2,430	18	2006	10/4/2017
Rolling Hills Shopping Center	Tucson, AZ	8,941	5,398	11,762	66	5,398	11,828	17,226	166	1980/1997	10/4/2017
South Oaks Shopping Center	Live Oak, FL	3,418	1,742	5,093	22	1,742	5,115	6,857	140	1976/2000	10/4/2017
East Pointe Plaza	Columbia, SC	—	7,496	11,293	565	7,505	11,849	19,354	272	1990	10/4/2017
Southgate Center	Heath, OH	—	4,246	22,672	102	4,251	22,769	27,020	308	1960/1997	10/4/2017
Country Club Center	Rio Rancho, NM	—	3,000	5,430	139	3,000	5,569	8,569	93	1977	10/4/2017
Summerville Galleria	Summerville, SC	—	4,104	8,552	246	4,235	8,667	12,902	131	1989/2003	10/4/2017
The Oaks	Hudson, FL	—	3,876	6,668	71	3,931	6,684	10,615	154	1981	10/4/2017
Riverplace Centre	Noblesville, IN	—	3,890	3,661	490	3,890	4,151	8,041	103	1992	10/4/2017
Timberlake Station	Lynchburg, VA	—	2,427	1,979	20	2,426	2,000	4,426	62	1950/1996	10/4/2017
Town & Country Center	Hamilton, OH	2,200	2,268	4,372	16	2,279	4,377	6,656	79	1950	10/4/2017
Powell Villa	Portland, OR	—	3,364	7,016	398	3,364	7,414	10,778	75	1959/1991	10/4/2017
Towne Crossing Shopping Center	Mesquite, TX	—	5,358	15,389	341	5,358	15,730	21,088	212	1984	10/4/2017
Village at Waterford	Midlothian, VA	4,474	2,702	5,021	178	2,702	5,199	7,901	77	1991	10/4/2017
Buckingham Square	Richardson, TX	—	2,087	6,392	384	2,087	6,776	8,863	89	1978	10/4/2017
Western Square Shopping Center	Laurens, SC	—	1,013	3,302	102	1,013	3,404	4,417	103	1978/1991	10/4/2017
White Oaks Plaza	Spindale, NC	—	3,140	4,476	454	3,149	4,921	8,070	207	1988	10/4/2017
Windsor Center	Dallas, NC	—	2,488	5,186	—	2,488	5,186	7,674	106	1974/1996	10/4/2017
Winery Square	Fairfield, CA	—	4,288	13,975	408	4,347	14,324	18,671	182	1987	10/4/2017
12 West Marketplace	Litchfield, MN	—	835	3,538	—	835	3,538	4,373	95	1989	10/4/2017
Orchard Plaza	Altoona, PA	1,658	2,537	5,260	106	2,537	5,366	7,903	105	1987	10/4/2017
Willowbrook Commons	Nashville, TN	—	5,384	5,983	41	5,384	6,024	11,408	98	2005	10/4/2017
Edgewood Towne Center	Edgewood, PA	—	10,029	22,357	278	10,029	22,635	32,664	356	1990	10/4/2017
Everson Pointe	Snellville, GA	—	4,222	8,421	17	4,222	8,438	12,660	133	1999	10/4/2017

SCHEDULE III—REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION
As of December 31, 2017
(in thousands)
			Initial Cost(1)		Cost Capitalized Subsequent to Acquisition	Gross Amount Carried at End of Period(2)(3)
Property Name	City, State	Encumbrances	Land and Improvements	Buildings and Improvements		Land and Improvements	Buildings and Improvements	Total	Accumulated Depreciation	Date Constructed/ Renovated	Date Acquired
Gleneagles Court	Memphis, TN	—	3,892	8,149	8	3,892	8,157	12,049	113	1988	10/4/2017
Village Square of Delafield	Delafield, WI	—	6,206	6,582	300	6,219	6,869	13,088	116	2007	10/4/2017
Jasper Manor	Jasper, IN	—	2,684	6,535	27	2,684	6,562	9,246	220	1990	10/4/2017
Eastland Shoppes	Evansville, IN	—	3,463	10,746	—	3,463	10,746	14,209	172	1990	10/4/2017
Pipestone Plaza	Benton Harbor, MI	—	1,894	10,765	—	1,894	10,765	12,659	187	1978	10/4/2017
Northlake(4)	Cincinnati, OH	8,668	2,327	11,776	130	2,367	11,866	14,233	132	1985	10/4/2017
Corporate adjustments(5)	Various	—	—	—	(389)	(164)	(225)	(389)	—
Totals		$245,310	$1,094,468	$2,176,711	$113,792	$1,121,590	$2,263,381	$3,384,971	$314,080
(1) The initial cost to us represents the original purchase price of the property, including amounts incurred subsequent to acquisition which were contemplated at the time the property was acquired.
(2) The aggregate cost of real estate owned at December 31, 2017.
(3) The aggregate cost of properties for Federal income tax purposes is approximately $3.4 billion at December 31, 2017.
(4) Amounts consist of corporate building and land.
(5) Amounts consist of elimination of intercompany construction management fees charged by the Investment Management segment to the Owned Real Estate segment properties.
Reconciliation of real estate owned:

	2017	2016
Balance at January 1	$2,329,080	$2,116,480
Additions during the year:
Real estate acquisitions	1,021,204	219,053
Net additions to/improvements of real estate	40,192	26,369
Deductions during the year:
Real estate dispositions	(5,505)	(32,822)
Balance at December 31	$3,384,971	$2,329,080
Reconciliation of accumulated depreciation:

	2017	2016
Balance at January 1	$222,557	$152,433
Additions during the year:
Depreciation expense	92,156	73,703
Deductions during the year:
Accumulated depreciation of real estate dispositions	(633)	(3,579)
Balance at December 31	$314,080	$222,557